Financial Assets Held-for-Trading (Details) - Schedule of financial assets held-for-trading - Financial Assets Held-for-Trading - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	$ 4,666,156	$ 1,872,355
Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	3,186	16,490
Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	4,006,490	1,008,035
Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other Instruments
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	149,616	99,164
Other instruments issued in Chile | Other Instruments
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	1,003	3,272
Other instruments issued in Chile | Bonds From Other Domestic Companies
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	5,396	1,556
Other instruments issued in Chile | Bonds From Domestic Banks
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	5,494	55,094
Other instruments issued in Chile | Deposits in domestic banks
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	93,905	315,415
Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	164
Mutual fund investments | Funds managed by related companies
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading	400,902	373,329
Mutual fund investments | Funds managed by third-party
Instruments issued by the Chilean Government and Central Bank:
Financial assets held-for-trading